7. Accrued Expenses and Other Current Liabilities (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 7 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	September 30,	December 31,
	2019	2018

Compensation expense	$1,087,557	$1,218,455
Taxes	205,121	981
Rent	53,561	58,781
Revenue sharing obligations	380,677	122,928
Event costs	107,753	61,740
Production costs	143,707	15,329
Unclaimed player prizes	420,993	380,120
Other accrued expenses	1,025,223	395,441
Other current liabilities	50,310	188,370
	$3,474,902	$2,442,145